Equity Dividends Paid (Details) - USD ($) $ / shares in Units, $ in Billions	3 Months Ended
	Mar. 28, 2020	Sep. 28, 2019	Mar. 30, 2019	Sep. 29, 2018	Mar. 31, 2018
Dividends, Common Stock [Abstract]
Dividends paid, per share	$ 0.88	$ 0.88	$ 0.88	$ 0.84	$ 0.84
Dividends paid	$ 1.6	$ 1.6	$ 1.3	$ 1.2	$ 1.3